Annual Fund Operating Expenses	Mar. 12, 2025
KraneShares 2x Long BABA Daily ETF | KraneShares 2x Long BABA Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.01%	[2]
Expenses (as a percentage of Assets)	1.26%	[3]
Fee Waiver or Reimbursement	0.27%	[4]
Net Expenses (as a percentage of Assets)	0.99%
KraneShares 2x Long PDD Daily ETF | KraneShares 2x Long PDD Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.01%	[6]
Expenses (as a percentage of Assets)	1.26%	[7]

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 1.00% for the fiscal year ending March 31, 2025.
[4]	The Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), has contractually agreed to waive its management fee by 0.27% of the Fund’s average daily net assets (“Fee Waiver”). The Fee Waiver will continue until August 1, 2026, and may only be terminated prior thereto by the Board.
[5]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[6]	Based on estimated amounts for the current fiscal year.
[7]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 1.00% for the fiscal year ending March 31, 2025.